Financial risk management and financial instruments - Statement of Financial Position and Income Statement Impact (Details) - ZAR (R) R in Millions	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
Financial risk management and financial instruments
Financial assets	R 92,029	R 87,991
Financial liabilities	(177,816)	(168,123)
Net gain/(loss) on derivative instruments	3,287	(18,325)	R 2,282
Commodity and currency derivatives, Embedded derivatives and Non-derivative financial instruments
Financial risk management and financial instruments
Financial assets	2,225	868
Financial liabilities	(3,397)	(7,127)
Net gain/(loss) on derivative instruments	3,287	(18,325)	2,282
Interest rate swap
Financial risk management and financial instruments
Net gain/(loss) on derivative instruments		1,029	(37)
Crude oil put options
Financial risk management and financial instruments
Financial assets	253
Net gain/(loss) on derivative instruments	(507)		(1,545)
Crude oil zero cost collar
Financial risk management and financial instruments
Financial assets		17
Financial liabilities		(6,176)
Net gain/(loss) on derivative instruments	3,953	(11,349)	(1,871)
Crude oil swap options
Financial risk management and financial instruments
Net gain/(loss) on derivative instruments		(5,140)	(1,267)
Crude oil futures
Financial risk management and financial instruments
Financial assets		25
Financial liabilities	(12)
Net gain/(loss) on derivative instruments	401	(1,049)	(774)
Ethane swap options
Financial risk management and financial instruments
Financial liabilities	(158)
Net gain/(loss) on derivative instruments	(272)	279	680
Coal swap options
Financial risk management and financial instruments
Financial liabilities		(112)
Net gain/(loss) on derivative instruments	1,099	691
Other commodity derivatives
Financial risk management and financial instruments
Financial assets	10	61
Financial liabilities		(53)
Net gain/(loss) on derivative instruments	180	(593)
Forward exchange contracts
Financial risk management and financial instruments
Financial assets	133	68
Financial liabilities	(353)	(50)
Net gain/(loss) on derivative instruments	(1,339)	(677)	1,011
Foreign exchange zero cost collars
Financial risk management and financial instruments
Financial assets	76	76
Financial liabilities	(579)	(454)
Net gain/(loss) on derivative instruments	(301)	(1,580)	4,027
Convertible bond embedded derivative
Financial risk management and financial instruments
Financial liabilities	(1,302)
Net gain/(loss) on derivative instruments	867
Oxygen supply contract embedded derivative assets and liabilities
Financial risk management and financial instruments
Financial assets	516	621
Financial liabilities	(993)	(282)
Net gain/(loss) on derivative instruments	(794)	R 64	R 2,058
Investments at fair value through profit or loss
Financial risk management and financial instruments
Financial assets	R 1,237